Offerings - Offering: 1	Mar. 03, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	12,500,000
Proposed Maximum Offering Price per Unit	6.43
Maximum Aggregate Offering Price	$ 80,375,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 12,305.41
Offering Note	(1) Estimated in accordance with Rule 457(c) under the Securities Act of 1933, as amended (the "Securities Act"), solely for the purpose of calculating the amount of the filing fee. The maximum offering price per security and the maximum aggregate offering price are based on the average of the $6.48 (high) and $6.365 (low) sale price of Redwood Trust, Inc.'s common stock as reported on the New York Stock Exchange on February 24, 2025.